Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities
Net income before allocation to noncontrolling interests	$ 14,598		$ 10,049		$ 8,288
Adjustments to reconcile net income before allocation to noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	7,611	[1]	8,907	[1],[2]	8,399	[1]
Share-based compensation expense	481		419		405
Asset write-offs and impairment charges	1,299		1,198		3,486
(Gain)/loss on sale of discontinued operations	(7,123)		(1,688)		11
Deferred taxes from continuing operations	739		307		2,109
Deferred taxes from discontinued operations	1,459		147		(156)
Benefit plan contributions (in excess of)/less than expense	135		(1,769)		(677)
Other non-cash adjustments, net	(203)		(172)		(49)
Other changes in assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	275		(66)		(608)
Inventories	(631)		1,084		2,917
Other assets	83		701		(818)
Accounts payable	579		(367)		(301)
Other liabilities	(3,438)		1,508		1,114
Other tax accounts, net	1,190		(18)		(12,666)
Net cash provided by operating activities	17,054		20,240		11,454
Investing Activities
Purchases of property, plant and equipment	(1,327)		(1,660)		(1,513)
Purchases of short-term investments	(24,018)		(18,447)		(11,082)
Proceeds from redemptions and sales of short-term investments	25,302		14,176		5,699
Net proceeds from redemptions and sales of short-term investments with original maturities of 90 days or less	1,459		10,874		5,950
Purchases of long-term investments	(11,145)		(4,620)		(4,128)
Proceeds from redemptions and sales of long-term investments	4,990		2,147		4,737
Acquisitions, net of cash acquired	(1,050)		(3,282)		(273)
Proceeds from sale of businesses	11,850		2,376		0
Other investing activities	93		279		118
Net cash provided by/(used in) investing activities	6,154		1,843		(492)
Financing Activities
Proceeds from short-term borrowings	7,995		12,810		6,400
Principal payments on short-term borrowings	(3)		(3,826)		(9,249)
Net payments on short-term borrowings with original maturities of 90 days or less	(8,204)		(7,540)		(1,297)
Principal payments on long-term debt	(1,513)		(6,986)		(6)
Purchases of common stock	(8,228)		(9,000)		(1,000)
Cash dividends paid	(6,534)		(6,234)		(6,088)
Other financing activities	488		169		66
Net cash used in financing activities	(15,999)		(20,607)		(11,174)
Effect of exchange-rate changes on cash and cash equivalents	(2)		(29)		(31)
Net increase/(decrease) in cash and cash equivalents	7,207		1,447		(243)
Cash and cash equivalents, beginning	3,182		1,735		1,978
Cash and cash equivalents, ending	10,389		3,182		1,735
Cash paid during the period for:
Income taxes	2,430		2,938		11,775
Interest	$ 1,873		$ 2,085		$ 2,155

[1]	) Certain production facilities are shared. Deprecation is allocated based on estimates of physical production.
[2]	) Income from continuing operations before provision for taxes on income.